Merger Related Costs Schedule (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 11, 2014	Dec. 31, 2014	Mar. 31, 2015	Dec. 28, 2013
Business Acquisition [Line Items]
Deferred Portion of Purchase Price		$ 42,440	$ 35,998	$ 0
Parent Company
Business Acquisition [Line Items]
Loan acquisition costs		16,102
Transaction expenses		15,783
Total		31,885
Companhia Providencia Industria e Comercio [Member]
Business Acquisition [Line Items]
Business Acquisition, Cost of Acquired Entity, Cash Paid to Stockholders	$ 188,117
Loan acquisition costs		21,297
Transaction expenses		18,552
Total		39,849
Business Acquisition, Cost of Acquired Entity, Cash Paid into Escrow	8,252
Deferred Portion of Purchase Price	47,931	$ 42,400	$ 36,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	180,532
Business Combination, Consideration Transferred	$ 424,832